Note 2 - Allowance For Loan Losses: Schedule of Allowance for Loan Losses (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Cosumer Loans
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 26,733,204	$ 23,800,601
Real Estate Loans
Financing Receivable, Recorded Investment, Nonaccrual Status	1,385,283	1,156,255
Sales Finance Contracts
Financing Receivable, Recorded Investment, Nonaccrual Status	1,358,380	1,097,986
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 29,476,867	$ 26,054,842